Shareholder Report, Holdings (Details) - C000260119 [Member]	Jul. 31, 2025
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%